Income Taxes - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 13, 2023	Dec. 31, 2022
Income Tax Contingency [Line Items]
Less: valuation allowance	$ 1,019		$ 1,828
Deferred tax liability not recognized, amount of unrecognized deferred tax liability, undistributed earnings of domestic subsidiaries	41,500		$ 61,800
Foreign Tax Authority | Her Majesty's Revenue and Customs (HMRC)
Income Tax Contingency [Line Items]
Operating loss carryforwards	97,460
Foreign Tax Authority | Ministry of the Economy, Finance and Industry, France
Income Tax Contingency [Line Items]
Operating loss carryforwards	167
Foreign Tax Authority | Krajowa Administracja Skarbowa (KAS)
Income Tax Contingency [Line Items]
Operating loss carryforwards	401
Foreign Tax Authority | State Administration of Taxation, China
Income Tax Contingency [Line Items]
Operating loss carryforwards	1,010
Foreign Tax Authority | Ministry of Finance, India
Income Tax Contingency [Line Items]
Operating loss carryforwards	4
Foreign Tax Authority | Ministry of Finance
Income Tax Contingency [Line Items]
Operating loss carryforwards	3,959
Domestic Tax Authority | Internal Revenue Service (IRS)
Income Tax Contingency [Line Items]
Operating loss carryforwards	96,800
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Expiring In 2038
Income Tax Contingency [Line Items]
Operating loss carryforwards	9,397
Domestic Tax Authority | Internal Revenue Service (IRS) | Carryforward Not Subject To Expiration
Income Tax Contingency [Line Items]
Operating loss carryforwards	87,403
Domestic Tax Authority | Internal Revenue Service (IRS) | State Loss Carryforward Expiring 2043
Income Tax Contingency [Line Items]
Operating loss carryforwards	$ 1,967
Gravitas Education Holdings, Inc.
Income Tax Contingency [Line Items]
Deferred tax liability		$ 1,317